Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock Warrants Tables
Summary of information about the Common Stock Warrants outstanding

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2014.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	50,591,455	5.7 years	$0.14434	39,891,455	$0.1160

Weighted-average assumptions used for grants

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2014	2013

Average risk-free interest rates	1.18%	2.80%
Average expected life (in years)	4.24	1.40

Summary of activity of outstanding common stock warrants

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2012	39,686,489	$0.1114
Warrants cancelled	(209,289)	(0.4962)
Warrants granted	460,000	0.8326
Warrants exercised	(287,200)	(0.1850)
Balance, December 31, 2013	39,650,000	$0.1172
Warrants cancelled	(95,000)	(0.75)
Warrants granted	11,051,455	0.2477
Warrants exercised	(15,000)	(0.75)
Balance, December 31, 2014	50,591,455	$0.1443

Exercisable, December 31, 2014	39,891,455	$0.1160